Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Utilities ETF (IDU) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Utilities Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Utilities Index (the “Underlying Index”), which measures the performance of the utilities sector of the U.S. equity market. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the utilities industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Utilities RIC 22.5/45 Capped Index,” each footnote “2” call and footnote “2” in the “Average Annual Total Returns” table on page
S-8
of the Summary Prospectus and Prospectus are deleted.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Consumer Discretionary ETF (IYC) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s name
Prior to September 20, 2021, the fund’s name is iShares U.S. Consumer Services ETF
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is the Dow Jones U.S. Consumer Services Capped Index
Change in the Fund’s “Investment Objective”
Prior to September 20, 2021, the section entitled “Investment Objective” on page S-1 of
the Prospectus and Summary Prospectus of the Fund is the following, instead of the current paragraph:
The iShares U.S. Consumer Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer services sector.
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Consumer Services Capped Index (the “Underlying Index”), which is designed to measure the performance of domestic equities in the consumer services industry (as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”)). The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by SPDJI) to a maximum of 10% of the Underlying
Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to a maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which all issuers that individually constitute more than 5% of the weight of the Underlying Index constitute more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the consumer services industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index,” each footnote “3” call and footnote “3” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
Change in the Fund’s “Summary of Principal Risks”
Prior to September 20, 2021, the section of the Summary Prospectus and
Prospectus
of the Fund entitled “Summary of Principal Risks” does not include “Consumer Discretionary Sector Risk” and includes the following:
Consumer Services Industry Risk.
 Companies in the consumer services industry may be affected by, among other things, changes in the domestic and international economies, exchange rates, competition, consumers’ disposable income and consumer preferences. Companies in the consumer services industry are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Energy ETF (IYE) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Oil & Gas Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Oil & Gas Index (the “Underlying Index”), which measures the performance of the oil and gas sector of the U.S. equity market. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the energy and oil and gas industries or sectors. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Energy RIC 22.5/45 Capped Index,” each footnote “2” call and footnote “2” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Financials ETF (IYF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Financials Capped Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Financials Capped Index (the “Underlying Index”), which is designed to measure the performance of U.S. companies in the financials industry. The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”)) to a maximum of 10% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to a maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which all issuers that individually constitute more than 5% of the weight of the Underlying Index constitute more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index,” each footnote “3” call and footnote “3” in the “Average Annual Total Returns” table on page
S-8
of the Summary Prospectus and Prospectus are deleted.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Healthcare ETF (IYH) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Health Care Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Health Care Index (the “Underlying Index”), which measures the performance of the healthcare sector of the U.S. equity market. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the healthcare industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Health Care RIC 22.5/45 Capped Index,” each footnote “2” call and footnote “2” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Industrials ETF (IYJ) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Industrials Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Industrials Index (the “Underlying Index”), which measures the performance of the industrials sector of the U.S. equity market. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the industrials industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index,” each footnote “2” call and footnote “2” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares, Inc.
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Consumer Staples ETF (IYK) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s name
Prior to September 20, 2021, the Fund’s name is iShares U.S. Consumer Goods ETF.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Consumer Goods Index.
Change in the Fund’s “Investment Objective”
Prior to September 20, 2021, the section entitled “Investment Objective” on page S-1 of
the Prospectus and Summary Prospectus of the Fund is the following, instead of the current paragraph:
The iShares U.S. Consumer Goods ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer goods sector.
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Consumer Goods Index (the “Underlying Index”), which measures the performance of the consumer goods sector of the U.S. equity market. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Consumer Staples RIC 22.5/45 Capped Index,” each footnote “2” call and footnote “2” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
Change in the Fund’s “Summary of Principal Risks”
Prior to September 20, 2021, the section of the Summary Prospectus and Prospectus of the Fund entitled “Summary of Principal Risks” does not include “Consumer Staples Sector Risk” and includes the following:
Consumer Goods Industry Risk
. Companies in the consumer goods industry may be affected by changes in social trends and consumer demands. Many consumer goods are sold internationally, and companies that sell such products may be affected by market conditions in other
countries and regions.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Basic Materials ETF (IYM) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Basic Materials Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Funds is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Basic Materials Index (the “Underlying Index”), which measures the performance of the basic materials sector of the U.S. equity market. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the basic materials industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Basic Materials RIC 22.5/45 Capped Index,” each footnote “2” call and footnote “2” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Technology ETF (IYW) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Technology Capped Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for The Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Technology Capped Index (the “Underlying Index”), which is designed to measure the performance of U.S. companies in the technology industry. The Underlying Index uses a capping methodology to limit the weight of the securities of any single company (as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”)) to a maximum of 22.5% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of
50
% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.50%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to a maximum of 45%. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30,
2020, a significant portion of the Underlying Index is represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Technology RIC 22.5/45 Capped Index,” each footnote “3” call and footnote “3” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Utilities ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Utilities ETF (IDU) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Utilities Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Utilities Index (the “Underlying Index”), which measures the performance of the utilities sector of the U.S. equity market. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the utilities industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Utilities RIC 22.5/45 Capped Index,” each footnote “2” call and footnote “2” in the “Average Annual Total Returns” table on page
S-8
of the Summary Prospectus and Prospectus are deleted.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Consumer Services ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Consumer Discretionary ETF (IYC) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s name
Prior to September 20, 2021, the fund’s name is iShares U.S. Consumer Services ETF
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is the Dow Jones U.S. Consumer Services Capped Index
Change in the Fund’s “Investment Objective”
Prior to September 20, 2021, the section entitled “Investment Objective” on page S-1 of
the Prospectus and Summary Prospectus of the Fund is the following, instead of the current paragraph:
The iShares U.S. Consumer Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer services sector.
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Consumer Services Capped Index (the “Underlying Index”), which is designed to measure the performance of domestic equities in the consumer services industry (as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”)). The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by SPDJI) to a maximum of 10% of the Underlying
Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to a maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which all issuers that individually constitute more than 5% of the weight of the Underlying Index constitute more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the consumer services industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index,” each footnote “3” call and footnote “3” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
Change in the Fund’s “Summary of Principal Risks”
Prior to September 20, 2021, the section of the Summary Prospectus and
Prospectus
of the Fund entitled “Summary of Principal Risks” does not include “Consumer Discretionary Sector Risk” and includes the following:
Consumer Services Industry Risk.
 Companies in the consumer services industry may be affected by, among other things, changes in the domestic and international economies, exchange rates, competition, consumers’ disposable income and consumer preferences. Companies in the consumer services industry are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Energy ETF (IYE) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Oil & Gas Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Oil & Gas Index (the “Underlying Index”), which measures the performance of the oil and gas sector of the U.S. equity market. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the energy and oil and gas industries or sectors. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Energy RIC 22.5/45 Capped Index,” each footnote “2” call and footnote “2” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Financials ETF (IYF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Financials Capped Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Financials Capped Index (the “Underlying Index”), which is designed to measure the performance of U.S. companies in the financials industry. The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”)) to a maximum of 10% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to a maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which all issuers that individually constitute more than 5% of the weight of the Underlying Index constitute more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index,” each footnote “3” call and footnote “3” in the “Average Annual Total Returns” table on page
S-8
of the Summary Prospectus and Prospectus are deleted.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Healthcare ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Healthcare ETF (IYH) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Health Care Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Health Care Index (the “Underlying Index”), which measures the performance of the healthcare sector of the U.S. equity market. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the healthcare industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Health Care RIC 22.5/45 Capped Index,” each footnote “2” call and footnote “2” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Industrials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Industrials ETF (IYJ) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Industrials Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Industrials Index (the “Underlying Index”), which measures the performance of the industrials sector of the U.S. equity market. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the industrials industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index,” each footnote “2” call and footnote “2” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Consumer Goods ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares, Inc.
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Consumer Staples ETF (IYK) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s name
Prior to September 20, 2021, the Fund’s name is iShares U.S. Consumer Goods ETF.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Consumer Goods Index.
Change in the Fund’s “Investment Objective”
Prior to September 20, 2021, the section entitled “Investment Objective” on page S-1 of
the Prospectus and Summary Prospectus of the Fund is the following, instead of the current paragraph:
The iShares U.S. Consumer Goods ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer goods sector.
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Consumer Goods Index (the “Underlying Index”), which measures the performance of the consumer goods sector of the U.S. equity market. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Consumer Staples RIC 22.5/45 Capped Index,” each footnote “2” call and footnote “2” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
Change in the Fund’s “Summary of Principal Risks”
Prior to September 20, 2021, the section of the Summary Prospectus and Prospectus of the Fund entitled “Summary of Principal Risks” does not include “Consumer Staples Sector Risk” and includes the following:
Consumer Goods Industry Risk
. Companies in the consumer goods industry may be affected by changes in social trends and consumer demands. Many consumer goods are sold internationally, and companies that sell such products may be affected by market conditions in other
countries and regions.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Basic Materials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Basic Materials ETF (IYM) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Basic Materials Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Funds is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Basic Materials Index (the “Underlying Index”), which measures the performance of the basic materials sector of the U.S. equity market. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the basic materials industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Basic Materials RIC 22.5/45 Capped Index,” each footnote “2” call and footnote “2” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Technology ETF (IYW) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Technology Capped Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for The Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Technology Capped Index (the “Underlying Index”), which is designed to measure the performance of U.S. companies in the technology industry. The Underlying Index uses a capping methodology to limit the weight of the securities of any single company (as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”)) to a maximum of 22.5% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of
50
% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.50%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to a maximum of 45%. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30,
2020, a significant portion of the Underlying Index is represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Technology RIC 22.5/45 Capped Index,” each footnote “3” call and footnote “3” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.